Cash and balances with central banks	12 Months Ended
Dec. 31, 2017
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Cash and balances with central banks

2 Cash and balances with central banks

Cash and balances with central banks
	2017	2016
Amounts held at central banks	19,687	16,408
Cash and bank balances	2,302	1,736

	21,989	18,144

In 2017, the movement in Cash and balances with central banks reflects ING’s liquidity management.

Amounts held at central banks reflect on demand balances.

Reference is made to Note 41 ‘Assets not freely disposable’ for restrictions on Cash balances with central banks.